Information by Segment - By Business Unit (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of operating segments [line items]
Total revenues	$ 41,580	[1]	$ 702,692	$ 597,008	$ 505,460
Intercompany revenue			0	0	0
Gross profit	16,539	[1]	279,507	241,518	206,184
Administrative expenses	1,912	[1]	32,307	28,077	22,935
Selling expenses	11,168	[1]	188,732	149,145	129,057
Other income	775	[1]	13,102	1,051	5,566
Other expenses	370	[1]	6,252	2,896	3,725
Interest expense	883	[1]	14,916	15,853	16,630
Interest income	1,042	[1]	17,609	3,769	1,488
Income before income taxes and share of the profit of equity method accounted investees	3,420	[1]	57,816	46,496	42,990
Income taxes			27,290	15,352	15,140
Consolidated net income from continued operations	4,536	[1]	76,677	34,743	37,678
Depreciation and amortization			34,017	27,319	25,395
Non-cash items other than depreciation and amortization			3,347	3,048	2,441
Investments in equity method accounted investees (4)	1,553	[2]		103,669	107,299	$ 26,247
Total assets	47,687	[2]		798,815	737,500	805,856
Total liabilities	$ 25,295	[2]		461,014	402,383	427,487
Investments in fixed assets				34,410	24,055	38,611
Disposals, property, plant and equipment			400	308	208
Heineken Company
Disclosure of operating segments [line items]
Investments in equity method accounted investees (4)				92,282	96,349
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Income taxes			12,971	13,275	13,566
Consolidated net income from continued operations			44,439	33,320	29,414
Discontinued operations
Disclosure of operating segments [line items]
Income taxes			14,319	2,077	1,574
Consolidated net income from continued operations			32,238	1,423	8,264
Depreciation and amortization			0	0	0
Non-cash items other than depreciation and amortization			0	0	0
Investments in equity method accounted investees (4)				0	0	0
Total assets				179,277	165,874	25,819
Total liabilities				45,094	32,628	11,569
Investments in fixed assets				1,140	557	0
Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			236,640	220,251	189,376
Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			276,785	233,884	198,066
Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			43,552	9,809	0
Health Division
Disclosure of operating segments [line items]
Total revenues			75,355	74,800	73,027
Fuel Division
Disclosure of operating segments [line items]
Total revenues			58,150	51,502	39,865
Other
Disclosure of operating segments [line items]
Total revenues			12,210	6,762	5,126
Material reconciling items
Disclosure of operating segments [line items]
Total revenues			(55,200)	(21,392)	(20,244)
Intercompany revenue			(55,200)	(21,392)	(20,244)
Gross profit			(29,527)	14,275	(5,134)
Income before income taxes and share of the profit of equity method accounted investees			(14,437)	39,567	(182)
Depreciation and amortization			(1,381)	(575)	(129)
Non-cash items other than depreciation and amortization			2	68	0
Investments in equity method accounted investees (4)				0	0	0
Total assets				(88,943)	(74,087)	(203,421)
Total liabilities				(88,951)	(74,113)	(100,228)
Investments in fixed assets				(968)	(312)	(1,421)
Material reconciling items | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			(8,448)	(6,489)	(5,428)
Intercompany revenue			8,448	6,489	5,428
Material reconciling items | Proximity Division
Disclosure of operating segments [line items]
Intercompany revenue				74	520
Material reconciling items | Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			(1,735)	(74)	(520)
Intercompany revenue			1,735
Material reconciling items | Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			0	0	0
Intercompany revenue			0	0
Material reconciling items | Health Division
Disclosure of operating segments [line items]
Total revenues			(3)	0	0
Intercompany revenue			3	0	0
Material reconciling items | Fuel Division
Disclosure of operating segments [line items]
Total revenues			(349)	(311)	(57)
Intercompany revenue			349	311	57
Material reconciling items | Other
Disclosure of operating segments [line items]
Total revenues			(44,665)	(14,518)	(14,239)
Intercompany revenue			44,665	14,518	14,239
Operating segments
Disclosure of operating segments [line items]
Total revenues			757,892	618,400	525,704
Operating segments | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			245,088	226,740	194,804
Gross profit			110,860	100,300	88,598
Income before income taxes and share of the profit of equity method accounted investees			28,792	25,787	22,852
Depreciation and amortization			10,531	10,425	9,834
Non-cash items other than depreciation and amortization			1,707	1,738	1,613
Investments in equity method accounted investees (4)				8,452	7,494	9,246
Total assets				277,995	271,567	273,512
Total liabilities				146,119	143,995	139,808
Investments in fixed assets				19,665	13,865	21,396
Operating segments | Proximity Division
Disclosure of operating segments [line items]
Total revenues				233,958	198,586
Gross profit				97,586	84,196
Income before income taxes and share of the profit of equity method accounted investees				5,661	12,580
Depreciation and amortization				11,571	10,869
Non-cash items other than depreciation and amortization				511	448
Investments in equity method accounted investees (4)				2,650	2,899
Total assets				143,877	129,821
Total liabilities				119,991	110,765
Investments in fixed assets				9,957	7,179
Operating segments | Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			278,520	233,958	198,586
Gross profit			117,062
Income before income taxes and share of the profit of equity method accounted investees			2,401
Depreciation and amortization			12,937
Non-cash items other than depreciation and amortization			509
Investments in equity method accounted investees (4)						1,690
Total assets						176,836
Total liabilities						149,131
Investments in fixed assets						13,387
Operating segments | Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			43,552	9,809	0
Gross profit			18,622	4,599
Income before income taxes and share of the profit of equity method accounted investees			388	218
Depreciation and amortization			4,700	826
Non-cash items other than depreciation and amortization			148	6
Investments in equity method accounted investees (4)				0		0
Total assets				38,759		39,833
Total liabilities				36,647		37,876
Investments in fixed assets				544		1,654
Operating segments | Health Division
Disclosure of operating segments [line items]
Total revenues			75,358	74,800	73,027
Gross profit			22,499	21,983	21,736
Income before income taxes and share of the profit of equity method accounted investees			(166)	1,659	1,068
Depreciation and amortization			3,447	3,291	3,355
Non-cash items other than depreciation and amortization			1,296	394	111
Investments in equity method accounted investees (4)				1	0	1
Total assets				60,960	57,463	64,888
Total liabilities				47,798	44,037	48,357
Investments in fixed assets				2,868	2,049	1,750
Operating segments | Fuel Division
Disclosure of operating segments [line items]
Total revenues			58,499	51,813	39,922
Gross profit			7,344	6,560	5,269
Income before income taxes and share of the profit of equity method accounted investees			699	1,543	455
Depreciation and amortization			1,137	1,062	972
Non-cash items other than depreciation and amortization			13	59	14
Investments in equity method accounted investees (4)				19	19	19
Total assets				24,102	19,878	25,124
Total liabilities				19,574	16,503	20,267
Investments in fixed assets				157	243	186
Operating segments | Other
Disclosure of operating segments [line items]
Total revenues			56,875	21,280	19,365
Gross profit			32,647	(3,785)	11,519
Income before income taxes and share of the profit of equity method accounted investees			40,139	(27,939)	6,217
Depreciation and amortization			2,646	719	494
Non-cash items other than depreciation and amortization			$ (328)	272	255
Investments in equity method accounted investees (4)				265	538	15,291
Total assets				162,788	166,984	403,265
Total liabilities				134,742	128,568	120,707
Investments in fixed assets				$ 1,047	$ 474	$ 1,659

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3